Property Plant And Equipment - Additional Details (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment Additional Details [Abstract]
Depreciation expense	$ 983	$ 786	$ 1,071	$ 956